SCHEDULE OF COMPANY ENTITIES EQUITY METHOD INVESTMENTS (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Registered capital	$ 503,225	$ 503,225
Wang And Lee Group Inc [Member]
Attributable equity interest	100.00%
Registered capital	$ 2
Wang And Lee Holdings Inc [Member]
Attributable equity interest	100.00%
Registered capital	$ 100
Wang And Lee Contracting Limited [Member]
Attributable equity interest	100.00%
Registered capital	$ 503,225